Document and Entity Information	Apr. 27, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 27, 2021
Entity Registrant Name	INDIANA MICHIGAN POWER COMPANY
Entity File Number	1-3570
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-0410455
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000050172
Amendment Flag	false